GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement of IFRS Compliance [Abstract]
Trade accounts receivable
Trade accounts receivable are initially recognised at fair value and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. Recoverability of trade accounts receivable is reviewed on an ongoing basis. Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties and the payment history of the debtor. The carrying amount of trade accounts receivable is reduced through the use of an allowance account and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried.

Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life.

Intangible assets and goodwill
Intangible assets with indefinite lives
Intangible assets with indefinite lives acquired through business combination transactions are measured at fair value at the date of acquisition. These assets are not subject to amortisation but are tested for impairment at least annually at the CGU level or more frequently if facts and circumstances arise that would indicate an impairment may exist. In addition to the annual impairment test, the assessment of indefinite lives is also reviewed annually.
Franchise intangible assets
The Group’s bottling agreements contain performance requirements and convey the rights to distribute and sell products within specified territories. The Group’s agreements with TCCC for each of its territories have terms of 10 years and expire on 28 May 2026, with each containing the right for the Group to request a 10-year renewal. While these agreements contain no automatic right of renewal beyond that date, the Group believes that its interdependent relationship with TCCC and the substantial cost and disruption to TCCC that would be caused by non-renewal ensure that these agreements will continue to be renewed and, therefore, are essentially perpetual. The Group has never had a bottling agreement with TCCC terminated due to non-performance of the terms of the agreement or due to a decision by TCCC to terminate an agreement at the expiration of a term. After evaluating the contractual provisions of bottling agreements, the Group’s mutually beneficial relationship with TCCC and history of renewals, indefinite lives have been assigned to all of the Group’s franchise intangible assets.
Goodwill
Goodwill is initially measured as the excess of the total consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement as a bargain purchase. Goodwill is not subject to amortisation. It is tested annually for impairment at the CGU level or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill acquired in a business combination is, from the acquisition date, allocated to the CGU that is expected to benefit from the synergies of the combination irrespective of whether a CGU is part of the business combination.
Intangible assets with finite lives
Intangible assets with finite lives are measured at cost of acquisition or production and are amortised using the straight-line method over their respective estimated useful lives. Finite lived intangible assets are assessed for impairment whenever there is an indication that they may be impaired. The amortisation period and method are reviewed annually.
Internally generated software
The Group capitalises certain development costs associated with internally developed software, including external direct costs of materials and services and payroll costs for employees devoting time to a software project, and any such software acquired as part of a business combination. Development expenditure is recognised as an intangible asset only after its technical feasibility and commercial viability can be demonstrated. When capitalised software is not integral to related hardware it is treated as an intangible asset; otherwise it is included within property, plant and equipment. The estimated useful lives of capitalised software range from 5 to 10 years. Amortisation expense for capitalised software is included within administrative expenses and was €38 million, €33 million and €25 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively.
Customer relationships
The Group acquired certain customer relationships in connection with the acquisitions of the Norway and Sweden bottling operations from TCCC in 2010 and the Merger with CCIP and CCEG in 2016. These customer relationships were recorded at their fair values on the date of acquisition, and they are amortised over an estimated economic life of 20 years. The fair values were determined using a “with and without” valuation technique, which compares the revenues with all assets of the business in place, to a “without” scenario, which assumes the customer relationship asset and related revenues do not exist and must be rebuilt over time.

Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method. Trade payables are non-interest bearing and are normally settled between 30 to 60 days.

Fair values
Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities;

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Level 2 - Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data; or

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair values of the Group’s cash and cash equivalents, trade accounts receivable, amounts receivable from related parties, trade and other payables and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities and credit quality and current market interest rates. These are categorised within Level 2 of the fair value hierarchy as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values.

Basis of preparation
Basis of preparation
Upon the consummation of the Merger, the historical consolidated financial statements of CCE became CCEP’s historical financial statements as CCE was deemed to be the predecessor to CCEP (refer to Note 2 for further details). Therefore, the financial results presented herein for the years ended 31 December 2015 and for period to date through 27 May 2016 refer to CCE and its consolidated subsidiaries, and the periods subsequent to 28 May 2016 refer to the combined financial results of CCEP. CCE was previously incorporated in the United States of America (US), where it was domiciled. CCE’s main registered office was 2500 Windy Ridge Parkway, Atlanta, Georgia 30339, United States of America.
Additionally, these consolidated financial statements reflect the following:

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They have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006. There are no differences between IFRS as adopted by the European Union and IFRS as issued by the International Accounting Standards Board (IASB) that have an impact for the years presented.

•	They have been prepared under the historical cost convention, as modified by the valuation of derivative financial instruments and defined benefit pension plan assets which are measured at fair value.

•	They are presented in euros, which is also the Parent Company’s functional currency.

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They have been prepared on a going concern basis. The Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Refer to the “Risk Management, Principal Risks & Viability Statement” section of this Annual Report for further details.

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which effective control is transferred to the Group and cease to be consolidated from the date on which effective control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.

Foreign currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros, which is the presentation currency for the Group.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilized to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Function currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros, which is the presentation currency for the Group.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilized to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Reporting periods
Reporting periods
In these financial statements, the Group, as the successor to CCE, is reporting the financial results of CCE for the period 1 January 2015 to 27 May 2016 and the financial results for CCEP from 28 May 2016 to 31 December 2017.
Sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.

Significant judgements and estimates
Significant judgements and estimates
The preparation of these financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods. The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below:
Deductions from revenue and sales incentives
The Group participates in various programmes and arrangements with customers designed to increase the sale of products. The costs of these programmes are recorded as a deduction from revenue. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed-upon sales levels or for participating in specific marketing programmes.
Under customer programmes and arrangements that require sales incentives to be paid in advance, the Group amortises the amount paid over the period of benefit or contractual sales volume. When incentives are paid in arrears, the Group accrues the estimated amount to be paid based upon historical customer experience, the programme’s contractual terms, expected customer performance and/or estimated sales volume. Due in part to the length of time necessary to obtain relevant data from the Group’s customers, actual amounts paid can differ from these estimates. Refer to Note 13 for further details about accruals for the Group’s customer marketing programmes.

Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences will impact the tax provision in the period in which such determination is made. These estimates are inherently judgemental and could change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax assets recoverability requires judgements to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 19 for further details regarding income taxes.
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with The Coca-Cola Company (TCCC). This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash-generating units (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s judgement in estimating the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Additionally, in connection with the Merger, the CGU goodwill allocation was primarily based upon management’s estimates of the synergy benefits expected to be realised for each CGU.
Refer to Note 5 for further details about the judgement regarding the lives of bottling agreements, as well as the key sources of estimation uncertainty used in the impairment analysis of goodwill and intangible assets with indefinite lives and the goodwill allocation to each CGU.
Restructuring
The Group holds provisions related to its ongoing restructuring programmes, some of which were in-flight at the time of the Merger and others that have been announced after the Merger. These provisions are predominantly made up of severance costs. While a detailed plan is in place for the respective events, the amount and timing of outflows is subject to estimation uncertainty. Estimates are based on management judgement and information available at the statement of financial position date. Actual outflows may not occur as anticipated, and estimates may prove to be incorrect, leading to further charges or releases of provisions as circumstances dictate. Refer to Note 16 and Note 21 for further details regarding restructuring provisions.
Business combinations
The determination of the fair values of the assets acquired and liabilities assumed in the Merger and the useful life of intangible assets and property, plant and equipment acquired was finalised during 2017. This exercise was a substantial undertaking, which required the use of various valuation techniques. Refer to Note 2 for further details regarding the Merger including the determination of final fair values for the acquired assets and liabilities assumed in the Merger.
Defined benefit plans
The determination of the pension and other post-retirement benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation, mortality rates and retirement patterns. Refer to Note 14 for further details about the Group’s defined benefit pension plan costs and obligations.

Earnings per share
Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of shares in issue and outstanding during the period. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options and restricted share units. Share-based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of shares that would be issuable if the end of the period was the end of the contingency period.

Business combinations
Business acquisitions are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Group.
The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business acquisition, the Group measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related costs are expensed as incurred.
Goodwill is initially recorded as the excess of the aggregate consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement. Goodwill is not subject to amortisation and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired.

Intangible assets and goodwill
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.

Revenue
Revenue
Revenue is recognised when all of the following conditions are met: (1) the amount of revenue can be reliably measured; (2) it is probable that future economic benefits will flow to the Group; and (3) the significant risks and rewards of ownership of the products have passed to the buyer, usually on delivery of the goods. For product sales, these conditions generally occur when the products are delivered to or picked up by customers and, in the case of full-service vending, when cash is collected from vending machines. Revenue is stated net of sales discounts and marketing and promotional incentives paid to customers.
Value added taxes are recorded on a net basis (i.e. excluded from revenue) and excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue).

Deductions from revenue and sales incentives
Deductions from revenue and sales incentives
The Group participates in various programmes and arrangements with customers designed to increase the sale of products. Among the programmes are arrangements under which allowances can be earned by customers for attaining agreed-upon sales levels or for participating in specific marketing programmes.
Under customer programmes and arrangements that require sales incentives to be paid in advance, the Group amortises the amount paid over the period of benefit or contractual sales volume. When incentives are paid in arrears, the Group accrues the estimated amount to be paid based upon historical customer experience, the programme’s contractual terms, expected customer performance and/or estimated sales volume.

Franchisor support arrangements
Franchisor support arrangements
The Group participates in various funding programmes supported by TCCC or other franchisors whereby it receives funds from the franchisor to support customer marketing programmes or other arrangements that promote the sale of the franchisors’ products. Under these programmes, certain costs incurred by the Group are reimbursed by the franchisor. Payments from TCCC and other franchisors for marketing programmes and other similar arrangements to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.

Shipping and handling costs
Shipping and handling costs
Shipping and handling costs related to the movement of finished goods from the Group’s manufacturing locations to the Group’s sales distribution centres are included in cost of sales on the consolidated income statement. Shipping and handling costs incurred to move finished goods from sales distribution centres to customer locations are included in selling and distribution expenses on the consolidated income statement. Customers do not pay separately for shipping and handling costs.

Standards issued but not yet effective
Standards issued but not yet effective
The standards and interpretations that are issued (although in some cases not yet adopted by the EU), but not yet effective, up to the date of issuance of these financial statements, are disclosed below. These standards will be adopted, if applicable, when they become effective. The impact the standards will have on the Group’s financial statements is being evaluated.
IFRS 9, “Financial Instruments”
IFRS 9 is effective for annual periods beginning on or after 1 January 2018. Based on a detailed review performed and taking into consideration the Group's current hedging activities and risk management strategies, the adoption of IFRS 9 will not have a material impact on the consolidated financial statements. The new hedge accounting rules will align the accounting for hedging instruments more closely with the group’s risk management practices. Under the new standard, more hedge relationships may be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group’s current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. In addition, the Group intends to designate more of its commodity exposure in accordance with our risk policy. The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to demonstrate and test the economic relationship per IFRS 9 guidelines. Other changes resulting from the adoption of the new standard include the application of an expected credit loss impairment model for receivables, which is not expected to have a material impact on the Group’s consolidated financial statements.
IFRS 15, “Revenue from Contracts with Customers”
In May 2014, the International Accounting Standards Board ("IASB") issued IFRS 15, “Revenue from Contracts with Customers”, that establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. IFRS 15 also requires additional disclosures about the nature, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgements and changes in judgements. The new revenue standard will supersede all current revenue recognition requirements under IAS 18. The Group plans to adopt IFRS 15 on a modified retrospective basis.
During the year the Group carried out a detailed review of the current recognition criteria for revenue against the requirements of IFRS 15 and concluded that the overall impact on the Group’s consolidated financial statements is not considered material.
IFRS 16, “Leases”
In January 2016, the IASB issued IFRS 16, “Leases”. The new standard supersedes IAS 17. The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17 and related interpretations. Accordingly, a lessor continues to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective for annual periods beginning on or after 1 January 2019, with early adoption permitted. IFRS 16 allows either a full retrospective application or a modified retrospective application.
The Group is currently evaluating the impact that IFRS 16 will have on its consolidated financial statements.
IFRS 2, “Share-based Payments”
In June 2016, the IASB issued the narrow-scope amendments to IFRS 2, “Share-based Payments”. The amendments clarify how to account for certain types of share-based payment transactions including cash-settled share-based payments and share-based payment transactions with a net settlement feature for withholding tax obligations. The amendments also clarify the accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity-settled. Companies are required to apply the amendments for annual periods beginning on or after 1 January 2018.
We do not expect this amendment to have a material impact on the consolidated financial statements.
IFRIC Interpretation 23, “Uncertainty over Income Tax Treatment”
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include interest and penalties associated with uncertain tax treatments. The Interpretation addresses the following: whether an entity considers uncertain tax treatments separately, the assumptions an entity makes about the examination of tax treatments by taxation authorities, determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how changes in facts and circumstances are considered.
An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019.
We do not expect IFRIC 23 to have a material impact on the consolidated financial statements.